Payments, by Project - 12 months ended Dec. 31, 2023 $ in Thousands, $ in Thousands		Taxes USD ($)	Taxes CAD ($)	Taxes GBP (£)	Royalties USD ($)	Royalties CAD ($)	Fees USD ($)	Fees CAD ($)	Prod. Entitlements USD ($)	Bonuses USD ($)	Dividends USD ($)	Infrastructure USD ($)	Comm. Social Resp. USD ($)	Total Payments USD ($)	Total Payments CAD ($)	Total Payments GBP (£)
Total		$ 14,058,400			$ 5,478,000		$ 334,400		$ 11,327,100	$ 17,000	$ 389,100	$ 10,500	$ 90,000	$ 31,704,500
Exxon Mobil Corp (Dodd Frank Only) [Member]
Total		11,022,700			4,214,500		284,800		8,803,800	17,000	389,100	1,400	90,000	24,823,300
Exxon Mobil Corp (Dodd Frank Only) [Member] | Neuquén-Onshore-Oil & Gas [Member]
Total	[1]	200			35,200		1,000							36,400
Exxon Mobil Corp (Dodd Frank Only) [Member] | Tierra del Fuego-Offshore-Argentinian Sea-Oil & Gas [Member]
Total	[1]						400							400
Exxon Mobil Corp (Dodd Frank Only) [Member] | Victoria-Offshore-Bass Strait-Oil & Gas [Member]
Total	[2]	320,400					16,500							336,900
Exxon Mobil Corp (Dodd Frank Only) [Member] | Western Australia-Offshore-Indian Ocean-Oil & Gas [Member]
Total	[2]	31,200												31,200
Exxon Mobil Corp (Dodd Frank Only) [Member] | Western Australia-Onshore-Oil [Member]
Total	[2]				700									700
Exxon Mobil Corp (Dodd Frank Only) [Member] | Entity Level Payment - AU [Member]
Total	[2]	819,900												819,900
Exxon Mobil Corp (Dodd Frank Only) [Member] | Baku-Offshore-Caspian Sea-Oil & Gas [Member]
Total	[3]	39,600												39,600
Exxon Mobil Corp (Dodd Frank Only) [Member] | Rio de Janeiro-Offshore-Campos Basin-Oil & Gas [Member]
Total	[4]						1,400							1,400
Exxon Mobil Corp (Dodd Frank Only) [Member] | São Paulo-Offshore-Santos Basin-Oil & Gas [Member]
Total	[4]						800						6,100	6,900
Exxon Mobil Corp (Dodd Frank Only) [Member] | Sergipe-Offshore-Sergipe-Alagoas Basin-Oil & Gas [Member]
Total	[4]						1,200							1,200
Exxon Mobil Corp (Dodd Frank Only) [Member] | Entity Level Payment - BR [Member]
Total	[4]	(900)												(900)
Exxon Mobil Corp (Dodd Frank Only) [Member] | Al Iskandarīyah-Offshore-Mediterranean Sea-Oil [Member]
Total	[5]						1,900			6,900				8,700
Exxon Mobil Corp (Dodd Frank Only) [Member] | Bioko Norte-Offshore-Gulf of Guinea-Oil & Gas [Member]
Total	[6]	74,900			65,900		12,500		35,200				700	189,200
Exxon Mobil Corp (Dodd Frank Only) [Member] | Thessaloniki-Offshore-Cretan Sea-Oil [Member]
Total	[7]						1,400							1,400
Exxon Mobil Corp (Dodd Frank Only) [Member] | Jawa Tengah-Offshore-Indonesia Open Area-Oil [Member]
Total	[8]						200							200
Exxon Mobil Corp (Dodd Frank Only) [Member] | Jawa Tengah-Onshore-Oil [Member]
Total	[8]	184,500					3,000		4,408,000					4,595,400
Exxon Mobil Corp (Dodd Frank Only) [Member] | Sulawesi Tengah-Offshore-Indonesia Open Area-Oil [Member]
Total	[8]						700							700
Exxon Mobil Corp (Dodd Frank Only) [Member] | Sulawesi Tengah-Offshore-Makassar Straight-Oil [Member]
Total	[8]						600							600
Exxon Mobil Corp (Dodd Frank Only) [Member] | Al Başrah-Onshore-Oil [Member]
Total	[9]	28,800												28,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | Atyrauskaya oblast'-Offshore-Caspian Sea- Kashagan Field-Oil & Gas [Member]
Total	[10]	6,100					3,300							9,400
Exxon Mobil Corp (Dodd Frank Only) [Member] | Entity Level Payment - KZ [Member]
Total	[10]						2,700							2,700
Exxon Mobil Corp (Dodd Frank Only) [Member] | Terengganu-Offshore-South China Sea-Oil & Gas [Member]
Total	[11]	92,600			447,300				2,388,900					2,928,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | Entity Level Payment - MY [Member]
Total	[11]	277,800												277,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | Zambezia-Offshore-Zambezi Basin-Oil & Gas [Member]
Total	[12]						39,500							39,500
Exxon Mobil Corp (Dodd Frank Only) [Member] | Cabo Delgado-Offshore-Rovuma Basin-Oil & Gas [Member]
Total	[12]	4,700												4,700
Exxon Mobil Corp (Dodd Frank Only) [Member] | Akwa Ibom-Offshore-Atlantic Ocean (Bight of Benin)-Oil & Gas [Member]
Total	[13]				122,500		11,900		90,700					225,000
Exxon Mobil Corp (Dodd Frank Only) [Member] | Akwa Ibom-Offshore-Atlantic Ocean (Bight of Biafra)-Oil & Gas [Member]
Total	[13]				381,300		69,200					1,400	1,900	453,700
Exxon Mobil Corp (Dodd Frank Only) [Member] | Cross River-Offshore-Atlantic Ocean (Bight of Biafra)-Oil & Gas [Member]
Total	[13]												2,800	2,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | Lagos-Offshore-Atlantic Ocean (Bight of Biafra)-Oil & Gas [Member]
Total	[13]	700												700
Exxon Mobil Corp (Dodd Frank Only) [Member] | Ondo-Offshore-Atlantic Ocean (Bight of Benin)-Oil & Gas [Member]
Total	[13]				245,900		15,500		228,000					489,400
Exxon Mobil Corp (Dodd Frank Only) [Member] | Rivers-Offshore-Atlantic Ocean-Oil & Gas [Member]
Total	[13]				11,300		200							11,500
Exxon Mobil Corp (Dodd Frank Only) [Member] | Entity Level Payment - NG [Member]
Total	[13]	1,686,700					89,000						72,400	1,848,100
Exxon Mobil Corp (Dodd Frank Only) [Member] | Central-Onshore-Oil & Gas [Member]
Total	[14]						100							100
Exxon Mobil Corp (Dodd Frank Only) [Member] | Gulf-Onshore-Oil & Gas [Member]
Total	[14]						0							0
Exxon Mobil Corp (Dodd Frank Only) [Member] | Hela-Onshore-Oil & Gas [Member]
Total	[14]	176,100					200							176,300
Exxon Mobil Corp (Dodd Frank Only) [Member] | National Capital District (Port Moresby)-Onshore-Oil & Gas [Member]
Total	[14]						0							0
Exxon Mobil Corp (Dodd Frank Only) [Member] | Southern Highlands-Onshore-Oil & Gas [Member]
Total	[14]	22,900					500							23,400
Exxon Mobil Corp (Dodd Frank Only) [Member] | Western-Onshore-Oil & Gas [Member]
Total	[14]						200							200
Exxon Mobil Corp (Dodd Frank Only) [Member] | Entity Level Payment - PG [Member]
Total	[14]	301,300									357,700			659,000
Exxon Mobil Corp (Dodd Frank Only) [Member] | Ad Dawḩah-Offshore-Arabian Gulf-Gas [Member]
Total	[15]												5,900	5,900
Exxon Mobil Corp (Dodd Frank Only) [Member] | Al Khawr wa adh Dhakhīrah-Offshore-Arabian Gulf-Gas [Member]
Total	[15]	147,500							1,653,000		$ 31,400			1,831,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | Khon Kaen-Onshore-Gas [Member]
Total	[16]	11,400			3,900									15,300
Exxon Mobil Corp (Dodd Frank Only) [Member] | Abū Z̧aby-Offshore-Persian Gulf-Oil [Member]
Total	[17]	5,634,500			1,775,700									7,410,200
Exxon Mobil Corp (Dodd Frank Only) [Member] | California-Offshore-Pacific Ocean-Oil & Gas [Member]
Total	[18]				(400)									(400)
Exxon Mobil Corp (Dodd Frank Only) [Member] | Colorado-Onshore-Oil & Gas [Member]
Total	[18]				12,700									12,700
Exxon Mobil Corp (Dodd Frank Only) [Member] | Louisiana-Offshore-Gulf of Mexico-Gas [Member]
Total	[18]				300									300
Exxon Mobil Corp (Dodd Frank Only) [Member] | Louisiana-Offshore-Gulf of Mexico-Oil & Gas [Member]
Total	[18]				160,200		3,700							164,000
Exxon Mobil Corp (Dodd Frank Only) [Member] | Louisiana-Onshore-Oil & Gas [Member]
Total	[18]				400									400
Exxon Mobil Corp (Dodd Frank Only) [Member] | Montana-Onshore-Oil & Gas [Member]
Total	[18]				11,800									11,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | New Mexico-Onshore-Oil & Gas [Member]
Total	[18]				691,800		300							692,100
Exxon Mobil Corp (Dodd Frank Only) [Member] | North Dakota-Onshore-Oil & Gas [Member]
Total	[18]				132,700									132,700
Exxon Mobil Corp (Dodd Frank Only) [Member] | Oklahoma-Onshore-Oil & Gas [Member]
Total	[18]				500									500
Exxon Mobil Corp (Dodd Frank Only) [Member] | Texas-Offshore-Gulf of Mexico-Oil & Gas [Member]
Total	[18]				5,900		6,900			9,800				22,600
Exxon Mobil Corp (Dodd Frank Only) [Member] | Texas-Onshore-Oil & Gas [Member]
Total	[18]				900					$ 300				1,100
Exxon Mobil Corp (Dodd Frank Only) [Member] | Utah-Onshore-Gas [Member]
Total	[18]				2,200									2,200
Exxon Mobil Corp (Dodd Frank Only) [Member] | Wyoming-Onshore-Oil & Gas [Member]
Total	[18]				105,700									105,700
Exxon Mobil Corp (Dodd Frank Only) [Member] | Entity Level Payment - US [Member]
Total	[18]	1,161,800												1,161,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | Quang Nam-Offshore-Pacific Ocean-Gas [Member]
Total	[19]												$ 200	200
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member]
Total		1,526,100			225,900		8,400		2,523,300			9,100		4,292,800
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | Block 15 [Member]
Total		151,249					310		1,789,763					1,941,322
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | Block 17 [Member]
Total		231,186												231,186
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | Block 32 [Member]
Total		67,226												67,226
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | Block 5 [Member]
Total							332							332
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | Block 10 [Member]
Total							1,605							1,605
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | Lower Saxony [Member]
Total		26,465												26,465
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | Other Germany ⁴ [Member]
Total	[20]	310,005												310,005
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | Canje [Member]
Total							145							145
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | Kaieteur [Member]
Total							262							262
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | Stabroek [Member]
Total		656,591			218,091		5,364		$ 733,538			8,915		1,622,499
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | Block C-14 [Member]
Total		653												653
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | Block C-17 [Member]
Total		399												399
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | Block C-22 [Member]
Total		192												192
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | Block PEL86 [Member]
Total		61					30							91
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | Block PEL89 [Member]
Total		61					81							142
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | Block PEL95 [Member]
Total		61					278							339
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | Other Netherlands [Member]
Total		81,958			7,799									89,757
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | Natin Upgrade [Member]
Total												$ 190		190
Imperial Oil Limited [Member]
Total		1,426,100			784,200		32,900							2,243,100
Imperial Oil Limited [Member] | COLD LAKE [Member]
Total			$ 29,960			$ 612,990		$ 10,200							$ 653,150
Imperial Oil Limited [Member] | KEARL [Member]
Total			52,360			447,160		24,120							523,640
Imperial Oil Limited [Member] | OTHER OIL SANDS [Member]
Total			1,826,620					8,100							1,834,720
Imperial Oil Limited [Member] | CONVENTIONAL [Member]
Total						460		1,670							2,130
Imperial Oil Limited [Member] | NORMAN WELLS [Member]
Total			5,150			1,680		10							6,840
Imperial Oil Limited [Member] | HORN RIVER [Member]
Total								350							350
ExxonMobil Canada Investments Company [Member]
Total		26,200			248,200		4,100							278,500
ExxonMobil Canada Investments Company [Member] | KEARL [Member]
Total								90							90
ExxonMobil Canada Investments Company [Member] | CONVENTIONAL [Member]
Total			11,870			400		100							12,370
ExxonMobil Canada Investments Company [Member] | HIBERNIA [Member]
Total						191,210		560							191,770
ExxonMobil Canada Investments Company [Member] | HSE [Member]
Total						72,360		150							72,510
ExxonMobil Canada Investments Company [Member] | HEBRON [Member]
Total						71,800		2,590							74,390
ExxonMobil Canada Investments Company [Member] | SABLE [Member]
Total						30		630							660
ExxonMobil Canada Investments Company [Member] | OFFSHORE ATLANTIC [Member]
Total								1,450							1,450
ExxonMobil Canada Investments Company [Member] | EXXONMOBIL CANADA INVESTMENT COMPANY [Member]
Total	[21]		$ 23,380												23,380
ExxonMobil Canada Energy [Member]
Total							0							0
ExxonMobil Canada Energy [Member] | CONVENTIONAL [Member]
Total								30							30
ExxonMobil Canada Properties [Member]
Total					$ 5,200		$ 4,200							9,400
ExxonMobil Canada Properties [Member] | KEARL [Member]
Total								780							780
ExxonMobil Canada Properties [Member] | HIBERNIA [Member]
Total						10		790							800
ExxonMobil Canada Properties [Member] | HSE [Member]
Total								220							220
ExxonMobil Canada Properties [Member] | HEBRON [Member]
Total						$ 6,800		$ 3,910							$ 10,710
Esso Exploration and Production UK Limited [Member]
Total		$ 57,300												$ 57,300
Esso Exploration and Production UK Limited [Member] | GB001 CENTRAL & NORTHERN NORTH SEA [Member]
Total | £				£ (47,985,696)												£ (47,985,696)
Esso Exploration and Production UK Limited [Member] | GB002 SOUTHERN NORTH SEA [Member]
Total | £				(2,181,879)												(2,181,879)
Esso Exploration and Production UK Limited [Member] | GB003 Esso Exploration and Production UK Limited [Member]
Total | £				£ 97,313,524												£ 97,313,524

[1]	Payments made in Argentine Peso
[2]	Payments made in Australian Dollar
[3]	Payments made in US Dollar
[4]	Payments made in Brazilian Real
[5]	Payments made in Egyptian Pound and US Dollar
[6]	Payments made in Central African Franc
[7]	Payments made in Euro
[8]	Payments made in Indonesian Rupiah and US Dollar
[9]	Payments made in Iraqi Dinar
[10]	Payments made in Kazakhstani Tenge
[11]	Payments made in Malaysian Ringgit and US Dollar
[12]	Payments made in Mozambican Metical and US Dollar
[13]	Payments made in Nigerian Naira and US Dollar
[14]	Payments made in Papua New Guinean Kina and US Dollar
[15]	Payments made in Qatari Riyal and US Dollar
[16]	Payments made in Thai Baht
[17]	Payments made in US Dollar
[18]	Payments made in US Dollar
[19]	Payments made in Vietnamese Dong
[20]	⁴ Payments made in respect of obligations imposed at entity level.
[21]	Payments not directly linked to a specific project, but levied at entity level.